Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions and other non-current liabilities
Other non-current liabilities	$ 3,834	$ 4,486	$ 4,858
TOTAL	17,322	19,872	21,257	$ 21,402
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	366	384	476
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	241	187	276
Litigations and accrued penalty claims | Integrated Power
Provisions and other non-current liabilities
Provisions		93
Litigations and accrued penalty claims | Refining & Chemicals
Provisions and other non-current liabilities
Provisions	58		91
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	544	611	750
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	9,262	11,359	11,585	$ 13,110
Other non-current provisions
Provisions and other non-current liabilities
Provisions	3,316	3,032	3,588
Restructuring activities
Provisions and other non-current liabilities
Provisions	134	124	228
Financial risks related to non-consolidated and equity accounted for affiliates
Provisions and other non-current liabilities
Provisions	$ 1,720	$ 1,694	$ 1,708